Note 15 - Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance, January 1, 2022	$ 0
Initial redeemable non-controlling interest in subsidiary	3,750	$ 0	$ 0
Net loss attributable to non-controlling interest	(263)
Balance, December 31, 2022	$ 3,487	$ 0